Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS MUNICIPAL SERIES TRUST
Entity Central Index Key	0000751656
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000006957 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Alabama Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS Alabama Municipal Bond Fund (fund) provided a total return of 1.12%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector and to Not Rated bonds within the special tax sector were key contributors to relative performance.
    An overweight position in the housing sector further benefited the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	1.12%	0.54%	1.62%
A with initial sales charge (4.25%)	(3.18)%	(0.33)%	1.17%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 69,640,512
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 309,063	[1]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	69,640,512	Average Effective Maturity (yrs):	18.9
Total Number of Holdings:	160	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	309,063
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
General Obligations - General Purpose	12.8%
Universities - Colleges	12.1%
Water & Sewer Utility Revenue	11.6%
Sales & Excise Tax Revenue	9.0%
Tax - Other	8.4%
Healthcare Revenue - Hospitals	7.3%
Single Family Housing - State	6.6%
Utilities - Other	5.4%
State & Local Agencies	5.3%
General Obligations - Schools	4.5%
Other Industries	17.0%
Composition including fixed income credit quality
AAA	9.1%
AA	34.5%
A	32.9%
BBB	12.8%
BB	0.8%
CC	0.1%
Not Rated	6.7%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006958 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® AlabamaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$165	1.65%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B shares of the MFS Alabama Municipal Bond Fund (fund) provided a total return of 0.27%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector and to Not Rated bonds within the special tax sector were key contributors to relative performance.
    An overweight position in the housing sector further benefited the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	0.27%	(0.20)%	0.86%
B with CDSC (declining over six years from 4% to 0%)×	(3.65)%	(0.57)%	0.86%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 69,640,512
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 309,063	[2]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	69,640,512	Average Effective Maturity (yrs):	18.9
Total Number of Holdings:	160	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	309,063
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
General Obligations - General Purpose	12.8%
Universities - Colleges	12.1%
Water & Sewer Utility Revenue	11.6%
Sales & Excise Tax Revenue	9.0%
Tax - Other	8.4%
Healthcare Revenue - Hospitals	7.3%
Single Family Housing - State	6.6%
Utilities - Other	5.4%
State & Local Agencies	5.3%
General Obligations - Schools	4.5%
Other Industries	17.0%
Composition including fixed income credit quality
AAA	9.1%
AA	34.5%
A	32.9%
BBB	12.8%
BB	0.8%
CC	0.1%
Not Rated	6.7%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169758 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Alabama Municipal Bond Fund
Class Name	Class I
Trading Symbol	MLALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS Alabama Municipal Bond Fund (fund) provided a total return of 1.28%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector and to Not Rated bonds within the special tax sector were key contributors to relative performance.
    An overweight position in the housing sector further benefited the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	1.28%	0.79%	1.62%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.92%
*	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Apr. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 69,640,512
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 309,063	[3]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	69,640,512	Average Effective Maturity (yrs):	18.9
Total Number of Holdings:	160	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	309,063
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
General Obligations - General Purpose	12.8%
Universities - Colleges	12.1%
Water & Sewer Utility Revenue	11.6%
Sales & Excise Tax Revenue	9.0%
Tax - Other	8.4%
Healthcare Revenue - Hospitals	7.3%
Single Family Housing - State	6.6%
Utilities - Other	5.4%
State & Local Agencies	5.3%
General Obligations - Schools	4.5%
Other Industries	17.0%
Composition including fixed income credit quality
AAA	9.1%
AA	34.5%
A	32.9%
BBB	12.8%
BB	0.8%
CC	0.1%
Not Rated	6.7%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194226 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Alabama Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPOLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Alabama Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS Alabama Municipal Bond Fund (fund) provided a total return of 1.34%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector and to Not Rated bonds within the special tax sector were key contributors to relative performance.
    An overweight position in the housing sector further benefited the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	1.34%	0.85%	1.64%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.87%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 69,640,512
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 309,063	[4]
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	69,640,512	Average Effective Maturity (yrs):	18.9
Total Number of Holdings:	160	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	309,063
Portfolio Turnover Rate (%):	24
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	96.9%
Money Market Funds	3.1%
Industries
General Obligations - General Purpose	12.8%
Universities - Colleges	12.1%
Water & Sewer Utility Revenue	11.6%
Sales & Excise Tax Revenue	9.0%
Tax - Other	8.4%
Healthcare Revenue - Hospitals	7.3%
Single Family Housing - State	6.6%
Utilities - Other	5.4%
State & Local Agencies	5.3%
General Obligations - Schools	4.5%
Other Industries	17.0%
Composition including fixed income credit quality
AAA	9.1%
AA	34.5%
A	32.9%
BBB	12.8%
BB	0.8%
CC	0.1%
Not Rated	6.7%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006959 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New York Municipal Bond Fund
Class Name	Class A
Trading Symbol	MSNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$84	0.83%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 2.04%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to D, Not Rated, and CC-rated bonds, and the fund's greater exposure to BBB-rated bonds, also helped relative results.
    Security selection within the transportation, education, and health care sectors strengthened relative returns. Favorable bond selection was most notable within A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	2.04%	1.03%	1.90%
A with initial sales charge (4.25%)	(2.29)%	0.16%	1.46%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 180,607,113
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 776,122	[5]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	180,607,113	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	186	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	776,122
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Industries
Multi-Family Housing Revenue	17.6%
Healthcare Revenue - Hospitals	11.9%
Airport Revenue	8.4%
Transportation - Special Tax	7.2%
Secondary Schools	5.9%
Tax - Other	5.6%
Industrial Revenue - Airlines	5.4%
Miscellaneous Revenue - Other	5.3%
Universities - Colleges	5.3%
General Obligations - General Purpose	3.7%
Other Industries	23.7%
Composition including fixed income credit quality
AAA	7.6%
AA	28.6%
A	21.1%
BBB	25.7%
BB	3.0%
B	2.0%
CC	0.7%
Not Rated	9.1%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006960 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New YorkMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$159	1.58%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 1.28%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to D, Not Rated, and CC-rated bonds, and the fund's greater exposure to BBB-rated bonds, also helped relative results.
    Security selection within the transportation, education, and health care sectors strengthened relative returns. Favorable bond selection was most notable within A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	1.28%	0.27%	1.14%
B with CDSC (declining over six years from 4% to 0%)×	(2.66)%	(0.09)%	1.14%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 180,607,113
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 776,122	[6]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	180,607,113	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	186	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	776,122
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Industries
Multi-Family Housing Revenue	17.6%
Healthcare Revenue - Hospitals	11.9%
Airport Revenue	8.4%
Transportation - Special Tax	7.2%
Secondary Schools	5.9%
Tax - Other	5.6%
Industrial Revenue - Airlines	5.4%
Miscellaneous Revenue - Other	5.3%
Universities - Colleges	5.3%
General Obligations - General Purpose	3.7%
Other Industries	23.7%
Composition including fixed income credit quality
AAA	7.6%
AA	28.6%
A	21.1%
BBB	25.7%
BB	3.0%
B	2.0%
CC	0.7%
Not Rated	9.1%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006961 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New YorkMunicipal Bond Fund
Class Name	Class C
Trading Symbol	MCNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$159	1.58%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class C shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 1.38%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to D, Not Rated, and CC-rated bonds, and the fund's greater exposure to BBB-rated bonds, also helped relative results.
    Security selection within the transportation, education, and health care sectors strengthened relative returns. Favorable bond selection was most notable within A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	1.38%	0.29%	1.15%
C with CDSC (1% for 12 months)×	0.40%	0.29%	1.15%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 180,607,113
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 776,122	[7]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	180,607,113	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	186	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	776,122
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Industries
Multi-Family Housing Revenue	17.6%
Healthcare Revenue - Hospitals	11.9%
Airport Revenue	8.4%
Transportation - Special Tax	7.2%
Secondary Schools	5.9%
Tax - Other	5.6%
Industrial Revenue - Airlines	5.4%
Miscellaneous Revenue - Other	5.3%
Universities - Colleges	5.3%
General Obligations - General Purpose	3.7%
Other Industries	23.7%
Composition including fixed income credit quality
AAA	7.6%
AA	28.6%
A	21.1%
BBB	25.7%
BB	3.0%
B	2.0%
CC	0.7%
Not Rated	9.1%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169759 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New YorkMunicipal Bond Fund
Class Name	Class I
Trading Symbol	MNYLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 2.34%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to D, Not Rated, and CC-rated bonds, and the fund's greater exposure to BBB-rated bonds, also helped relative results.
    Security selection within the transportation, education, and health care sectors strengthened relative returns. Favorable bond selection was most notable within A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	2.34%	1.29%	1.93%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.92%
*	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Apr. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 180,607,113
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 776,122	[8]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	180,607,113	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	186	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	776,122
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Industries
Multi-Family Housing Revenue	17.6%
Healthcare Revenue - Hospitals	11.9%
Airport Revenue	8.4%
Transportation - Special Tax	7.2%
Secondary Schools	5.9%
Tax - Other	5.6%
Industrial Revenue - Airlines	5.4%
Miscellaneous Revenue - Other	5.3%
Universities - Colleges	5.3%
General Obligations - General Purpose	3.7%
Other Industries	23.7%
Composition including fixed income credit quality
AAA	7.6%
AA	28.6%
A	21.1%
BBB	25.7%
BB	3.0%
B	2.0%
CC	0.7%
Not Rated	9.1%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194228 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New York Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New York Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS New York Municipal Bond Fund (fund) provided a total return of 2.42%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to D, Not Rated, and CC-rated bonds, and the fund's greater exposure to BBB-rated bonds, also helped relative results.
    Security selection within the transportation, education, and health care sectors strengthened relative returns. Favorable bond selection was most notable within A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	2.42%	1.39%	1.89%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.87%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 180,607,113
Holdings Count | Holding	186
Advisory Fees Paid, Amount	$ 776,122	[9]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	180,607,113	Average Effective Maturity (yrs):	19.9
Total Number of Holdings:	186	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	776,122
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.8%
Money Market Funds	2.2%
Industries
Multi-Family Housing Revenue	17.6%
Healthcare Revenue - Hospitals	11.9%
Airport Revenue	8.4%
Transportation - Special Tax	7.2%
Secondary Schools	5.9%
Tax - Other	5.6%
Industrial Revenue - Airlines	5.4%
Miscellaneous Revenue - Other	5.3%
Universities - Colleges	5.3%
General Obligations - General Purpose	3.7%
Other Industries	23.7%
Composition including fixed income credit quality
AAA	7.6%
AA	28.6%
A	21.1%
BBB	25.7%
BB	3.0%
B	2.0%
CC	0.7%
Not Rated	9.1%
Money Market Funds	2.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006962 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North Carolina Municipal Bond Fund
Class Name	Class A
Trading Symbol	MSNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 1.64%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within the health care, transportation, and education sectors strengthened relative results. Favorable bond selection was most notable within AA, A and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	1.64%	1.10%	1.68%
A with initial sales charge (4.25%)	(2.68)%	0.22%	1.24%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 448,891,945
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 1,979,207	[10]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	448,891,945	Average Effective Maturity (yrs):	17.6
Total Number of Holdings:	255	Average Effective Duration (yrs):	7.8
Total Management Fee ($)#:	1,979,207
Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Industries
Water & Sewer Utility Revenue	12.5%
Single Family Housing - State	11.5%
Universities - Colleges	11.1%
Healthcare Revenue - Hospitals	10.1%
State & Local Agencies	9.1%
Healthcare Revenue - Long Term Care	8.9%
Airport Revenue	6.7%
General Obligations - General Purpose	5.0%
Multi-Family Housing Revenue	4.7%
Toll Roads	4.4%
Other Industries	16.0%
Composition including fixed income credit quality
AAA	8.7%
AA	48.1%
A	17.6%
BBB	13.0%
BB	0.9%
B	0.6%
CCC	0.0%
Not Rated	9.2%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006963 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North CarolinaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$160	1.59%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 0.88%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within the health care, transportation, and education sectors strengthened relative results. Favorable bond selection was most notable within AA, A and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	0.88%	0.33%	0.92%
B with CDSC (declining over six years from 4% to 0%)×	(3.06)%	(0.04)%	0.92%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 448,891,945
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 1,979,207	[11]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	448,891,945	Average Effective Maturity (yrs):	17.6
Total Number of Holdings:	255	Average Effective Duration (yrs):	7.8
Total Management Fee ($)#:	1,979,207
Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Industries
Water & Sewer Utility Revenue	12.5%
Single Family Housing - State	11.5%
Universities - Colleges	11.1%
Healthcare Revenue - Hospitals	10.1%
State & Local Agencies	9.1%
Healthcare Revenue - Long Term Care	8.9%
Airport Revenue	6.7%
General Obligations - General Purpose	5.0%
Multi-Family Housing Revenue	4.7%
Toll Roads	4.4%
Other Industries	16.0%
Composition including fixed income credit quality
AAA	8.7%
AA	48.1%
A	17.6%
BBB	13.0%
BB	0.9%
B	0.6%
CCC	0.0%
Not Rated	9.2%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006964 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North CarolinaMunicipal Bond Fund
Class Name	Class C
Trading Symbol	MCNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$160	1.59%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class C shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 0.88%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within the health care, transportation, and education sectors strengthened relative results. Favorable bond selection was most notable within AA, A and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	0.88%	0.33%	0.92%
C with CDSC (1% for 12 months)×	(0.11)%	0.33%	0.92%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 448,891,945
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 1,979,207	[12]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	448,891,945	Average Effective Maturity (yrs):	17.6
Total Number of Holdings:	255	Average Effective Duration (yrs):	7.8
Total Management Fee ($)#:	1,979,207
Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Industries
Water & Sewer Utility Revenue	12.5%
Single Family Housing - State	11.5%
Universities - Colleges	11.1%
Healthcare Revenue - Hospitals	10.1%
State & Local Agencies	9.1%
Healthcare Revenue - Long Term Care	8.9%
Airport Revenue	6.7%
General Obligations - General Purpose	5.0%
Multi-Family Housing Revenue	4.7%
Toll Roads	4.4%
Other Industries	16.0%
Composition including fixed income credit quality
AAA	8.7%
AA	48.1%
A	17.6%
BBB	13.0%
BB	0.9%
B	0.6%
CCC	0.0%
Not Rated	9.2%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169760 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North Carolina Municipal Bond Fund
Class Name	Class I
Trading Symbol	MNCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 1.81%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within the health care, transportation, and education sectors strengthened relative results. Favorable bond selection was most notable within AA, A and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	1.81%	1.33%	1.74%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.92%
*	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Apr. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 448,891,945
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 1,979,207	[13]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	448,891,945	Average Effective Maturity (yrs):	17.6
Total Number of Holdings:	255	Average Effective Duration (yrs):	7.8
Total Management Fee ($)#:	1,979,207
Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Industries
Water & Sewer Utility Revenue	12.5%
Single Family Housing - State	11.5%
Universities - Colleges	11.1%
Healthcare Revenue - Hospitals	10.1%
State & Local Agencies	9.1%
Healthcare Revenue - Long Term Care	8.9%
Airport Revenue	6.7%
General Obligations - General Purpose	5.0%
Multi-Family Housing Revenue	4.7%
Toll Roads	4.4%
Other Industries	16.0%
Composition including fixed income credit quality
AAA	8.7%
AA	48.1%
A	17.6%
BBB	13.0%
BB	0.9%
B	0.6%
CCC	0.0%
Not Rated	9.2%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194230 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® North Carolina Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS North Carolina Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$52	0.52%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS North Carolina Municipal Bond Fund (fund) provided a total return of 1.89%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within the health care, transportation, and education sectors strengthened relative results. Favorable bond selection was most notable within AA, A and BBB-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	1.89%	1.40%	1.77%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.87%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 448,891,945
Holdings Count | Holding	255
Advisory Fees Paid, Amount	$ 1,979,207	[14]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	448,891,945	Average Effective Maturity (yrs):	17.6
Total Number of Holdings:	255	Average Effective Duration (yrs):	7.8
Total Management Fee ($)#:	1,979,207
Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.9%
Industries
Water & Sewer Utility Revenue	12.5%
Single Family Housing - State	11.5%
Universities - Colleges	11.1%
Healthcare Revenue - Hospitals	10.1%
State & Local Agencies	9.1%
Healthcare Revenue - Long Term Care	8.9%
Airport Revenue	6.7%
General Obligations - General Purpose	5.0%
Multi-Family Housing Revenue	4.7%
Toll Roads	4.4%
Other Industries	16.0%
Composition including fixed income credit quality
AAA	8.7%
AA	48.1%
A	17.6%
BBB	13.0%
BB	0.9%
B	0.6%
CCC	0.0%
Not Rated	9.2%
Money Market Funds	1.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006965 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Pennsylvania Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS Pennsylvania Municipal Bond Fund (fund) provided a total return of 2.34%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, CC, D and CCC-rated bonds also helped the fund's relative results.
    Security selection within both the education and health care sectors strengthened relative returns. Favorable bond selection was most notable within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	2.34%	1.13%	2.13%
A with initial sales charge (4.25%)	(2.01)%	0.26%	1.68%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 165,727,158
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 715,372	[15]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	165,727,158	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	227	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	715,372
Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	14.5%
Universities - Colleges	14.4%
General Obligations - Schools	12.3%
Single Family Housing - State	8.6%
Water & Sewer Utility Revenue	7.1%
General Obligations - General Purpose	5.9%
Healthcare Revenue - Long Term Care	5.8%
Student Loan Revenue	3.8%
Tax - Other	3.3%
State & Local Agencies	3.2%
Other Industries	21.1%
Composition including fixed income credit quality
AAA	2.5%
AA	39.7%
A	32.1%
BBB	11.0%
BB	4.4%
B	0.6%
CC	0.0%
Not Rated	6.8%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006966 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® PennsylvaniaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$145	1.44%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B shares of the MFS Pennsylvania Municipal Bond Fund (fund) provided a total return of 1.59%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, CC, D and CCC-rated bonds also helped the fund's relative results.
    Security selection within both the education and health care sectors strengthened relative returns. Favorable bond selection was most notable within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	1.59%	0.36%	1.36%
B with CDSC (declining over six years from 4% to 0%)×	(2.37)%	(0.00)%	1.36%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 165,727,158
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 715,372	[16]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	165,727,158	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	227	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	715,372
Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	14.5%
Universities - Colleges	14.4%
General Obligations - Schools	12.3%
Single Family Housing - State	8.6%
Water & Sewer Utility Revenue	7.1%
General Obligations - General Purpose	5.9%
Healthcare Revenue - Long Term Care	5.8%
Student Loan Revenue	3.8%
Tax - Other	3.3%
State & Local Agencies	3.2%
Other Industries	21.1%
Composition including fixed income credit quality
AAA	2.5%
AA	39.7%
A	32.1%
BBB	11.0%
BB	4.4%
B	0.6%
CC	0.0%
Not Rated	6.8%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169761 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Pennsylvania Municipal Bond Fund
Class Name	Class I
Trading Symbol	MPALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS Pennsylvania Municipal Bond Fund (fund) provided a total return of 2.39%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, CC, D and CCC-rated bonds also helped the fund's relative results.
    Security selection within both the education and health care sectors strengthened relative returns. Favorable bond selection was most notable within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	2.39%	1.21%	2.00%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.92%
*	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Apr. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 165,727,158
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 715,372	[17]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	165,727,158	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	227	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	715,372
Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	14.5%
Universities - Colleges	14.4%
General Obligations - Schools	12.3%
Single Family Housing - State	8.6%
Water & Sewer Utility Revenue	7.1%
General Obligations - General Purpose	5.9%
Healthcare Revenue - Long Term Care	5.8%
Student Loan Revenue	3.8%
Tax - Other	3.3%
State & Local Agencies	3.2%
Other Industries	21.1%
Composition including fixed income credit quality
AAA	2.5%
AA	39.7%
A	32.1%
BBB	11.0%
BB	4.4%
B	0.6%
CC	0.0%
Not Rated	6.8%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194232 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Pennsylvania Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Pennsylvania Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS Pennsylvania Municipal Bond Fund (fund) provided a total return of 2.58%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, CC, D and CCC-rated bonds also helped the fund's relative results.
    Security selection within both the education and health care sectors strengthened relative returns. Favorable bond selection was most notable within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	2.58%	1.30%	2.00%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.87%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 165,727,158
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 715,372	[18]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	165,727,158	Average Effective Maturity (yrs):	18.6
Total Number of Holdings:	227	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	715,372
Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.1%
Money Market Funds	2.9%
Industries
Healthcare Revenue - Hospitals	14.5%
Universities - Colleges	14.4%
General Obligations - Schools	12.3%
Single Family Housing - State	8.6%
Water & Sewer Utility Revenue	7.1%
General Obligations - General Purpose	5.9%
Healthcare Revenue - Long Term Care	5.8%
Student Loan Revenue	3.8%
Tax - Other	3.3%
State & Local Agencies	3.2%
Other Industries	21.1%
Composition including fixed income credit quality
AAA	2.5%
AA	39.7%
A	32.1%
BBB	11.0%
BB	4.4%
B	0.6%
CC	0.0%
Not Rated	6.8%
Money Market Funds	2.9%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006967 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South Carolina Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS South Carolina Municipal Bond Fund (fund) provided a total return of 1.41%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within both the health care and water & sewer sectors strengthened relative returns. Favorable bond selection was most notable within A and AA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance weighed on relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	1.41%	0.63%	1.52%
A with initial sales charge (4.25%)	(2.90)%	(0.24)%	1.08%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 221,288,781
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 958,574	[19]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	221,288,781	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	224	Average Effective Duration (yrs):	8.1
Total Management Fee ($)#:	958,574
Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Industries
Water & Sewer Utility Revenue	12.9%
Healthcare Revenue - Hospitals	12.7%
Single Family Housing - State	11.2%
State & Local Agencies	7.4%
Universities - Colleges	6.1%
Port Revenue	6.0%
Utilities - Municipal Owned	5.4%
Airport Revenue	5.0%
General Obligations - Schools	4.8%
Multi-Family Housing Revenue	4.6%
Other Industries	23.9%
Composition including fixed income credit quality
AAA	14.8%
AA	29.8%
A	38.2%
BBB	6.2%
BB	2.2%
B	0.0%
CC	0.0%
Not Rated	7.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006968 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South CarolinaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$160	1.59%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B shares of the MFS South Carolina Municipal Bond Fund (fund) provided a total return of 0.66%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within both the health care and water & sewer sectors strengthened relative returns. Favorable bond selection was most notable within A and AA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance weighed on relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	0.66%	(0.10)%	0.78%
B with CDSC (declining over six years from 4% to 0%)×	(3.27)%	(0.47)%	0.78%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 221,288,781
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 958,574	[20]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	221,288,781	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	224	Average Effective Duration (yrs):	8.1
Total Management Fee ($)#:	958,574
Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Industries
Water & Sewer Utility Revenue	12.9%
Healthcare Revenue - Hospitals	12.7%
Single Family Housing - State	11.2%
State & Local Agencies	7.4%
Universities - Colleges	6.1%
Port Revenue	6.0%
Utilities - Municipal Owned	5.4%
Airport Revenue	5.0%
General Obligations - Schools	4.8%
Multi-Family Housing Revenue	4.6%
Other Industries	23.9%
Composition including fixed income credit quality
AAA	14.8%
AA	29.8%
A	38.2%
BBB	6.2%
BB	2.2%
B	0.0%
CC	0.0%
Not Rated	7.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169762 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South Carolina Municipal Bond Fund
Class Name	Class I
Trading Symbol	MTSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS South Carolina Municipal Bond Fund (fund) provided a total return of 1.70%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within both the health care and water & sewer sectors strengthened relative returns. Favorable bond selection was most notable within A and AA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance weighed on relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	1.70%	0.89%	1.57%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.92%
*	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Apr. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 221,288,781
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 958,574	[21]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	221,288,781	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	224	Average Effective Duration (yrs):	8.1
Total Management Fee ($)#:	958,574
Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Industries
Water & Sewer Utility Revenue	12.9%
Healthcare Revenue - Hospitals	12.7%
Single Family Housing - State	11.2%
State & Local Agencies	7.4%
Universities - Colleges	6.1%
Port Revenue	6.0%
Utilities - Municipal Owned	5.4%
Airport Revenue	5.0%
General Obligations - Schools	4.8%
Multi-Family Housing Revenue	4.6%
Other Industries	23.9%
Composition including fixed income credit quality
AAA	14.8%
AA	29.8%
A	38.2%
BBB	6.2%
BB	2.2%
B	0.0%
CC	0.0%
Not Rated	7.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194234 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® South Carolina Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS South Carolina Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS South Carolina Municipal Bond Fund (fund) provided a total return of 1.77%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within both the health care and water & sewer sectors strengthened relative returns. Favorable bond selection was most notable within A and AA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance weighed on relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	1.77%	0.95%	1.60%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.87%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 221,288,781
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 958,574	[22]
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	221,288,781	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	224	Average Effective Duration (yrs):	8.1
Total Management Fee ($)#:	958,574
Portfolio Turnover Rate (%):	19
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Industries
Water & Sewer Utility Revenue	12.9%
Healthcare Revenue - Hospitals	12.7%
Single Family Housing - State	11.2%
State & Local Agencies	7.4%
Universities - Colleges	6.1%
Port Revenue	6.0%
Utilities - Municipal Owned	5.4%
Airport Revenue	5.0%
General Obligations - Schools	4.8%
Multi-Family Housing Revenue	4.6%
Other Industries	23.9%
Composition including fixed income credit quality
AAA	14.8%
AA	29.8%
A	38.2%
BBB	6.2%
BB	2.2%
B	0.0%
CC	0.0%
Not Rated	7.3%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006971 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Virginia Municipal Bond Fund
Class Name	Class A
Trading Symbol	MSVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 1.29%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within both the health care and leasing sectors strengthened relative returns. Favorable bond selection was most notable within AA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	1.29%	0.85%	1.70%
A with initial sales charge (4.25%)	(3.01)%	(0.02)%	1.26%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 346,560,220
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 1,543,864	[23]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	346,560,220	Average Effective Maturity (yrs):	17.8
Total Number of Holdings:	237	Average Effective Duration (yrs):	7.3
Total Management Fee ($)#:	1,543,864
Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Industries
Multi-Family Housing Revenue	16.4%
Healthcare Revenue - Hospitals	13.0%
State & Local Agencies	8.7%
Water & Sewer Utility Revenue	8.7%
General Obligations - General Purpose	7.1%
Universities - Colleges	7.0%
Toll Roads	6.1%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	4.3%
Healthcare Revenue - Long Term Care	3.8%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	15.7%
AA	46.3%
A	16.4%
BBB	9.1%
BB	1.4%
B	0.3%
CCC	0.5%
CC	0.1%
Not Rated	8.2%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006972 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® VirginiaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$157	1.57%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 0.53%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within both the health care and leasing sectors strengthened relative returns. Favorable bond selection was most notable within AA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	0.53%	0.10%	0.93%
B with CDSC (declining over six years from 4% to 0%)×	(3.40)%	(0.27)%	0.93%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 346,560,220
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 1,543,864	[24]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	346,560,220	Average Effective Maturity (yrs):	17.8
Total Number of Holdings:	237	Average Effective Duration (yrs):	7.3
Total Management Fee ($)#:	1,543,864
Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Industries
Multi-Family Housing Revenue	16.4%
Healthcare Revenue - Hospitals	13.0%
State & Local Agencies	8.7%
Water & Sewer Utility Revenue	8.7%
General Obligations - General Purpose	7.1%
Universities - Colleges	7.0%
Toll Roads	6.1%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	4.3%
Healthcare Revenue - Long Term Care	3.8%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	15.7%
AA	46.3%
A	16.4%
BBB	9.1%
BB	1.4%
B	0.3%
CCC	0.5%
CC	0.1%
Not Rated	8.2%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006973 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® VirginiaMunicipal Bond Fund
Class Name	Class C
Trading Symbol	MVACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$157	1.57%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class C shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 0.54%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within both the health care and leasing sectors strengthened relative returns. Favorable bond selection was most notable within AA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	0.54%	0.12%	0.94%
C with CDSC (1% for 12 months)×	(0.44)%	0.12%	0.94%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 346,560,220
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 1,543,864	[25]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	346,560,220	Average Effective Maturity (yrs):	17.8
Total Number of Holdings:	237	Average Effective Duration (yrs):	7.3
Total Management Fee ($)#:	1,543,864
Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Industries
Multi-Family Housing Revenue	16.4%
Healthcare Revenue - Hospitals	13.0%
State & Local Agencies	8.7%
Water & Sewer Utility Revenue	8.7%
General Obligations - General Purpose	7.1%
Universities - Colleges	7.0%
Toll Roads	6.1%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	4.3%
Healthcare Revenue - Long Term Care	3.8%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	15.7%
AA	46.3%
A	16.4%
BBB	9.1%
BB	1.4%
B	0.3%
CCC	0.5%
CC	0.1%
Not Rated	8.2%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169764 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Virginia Municipal Bond Fund
Class Name	Class I
Trading Symbol	MIVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$57	0.57%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 1.61%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within both the health care and leasing sectors strengthened relative returns. Favorable bond selection was most notable within AA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	1.61%	1.11%	1.71%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.92%
*	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Apr. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 346,560,220
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 1,543,864	[26]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	346,560,220	Average Effective Maturity (yrs):	17.8
Total Number of Holdings:	237	Average Effective Duration (yrs):	7.3
Total Management Fee ($)#:	1,543,864
Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Industries
Multi-Family Housing Revenue	16.4%
Healthcare Revenue - Hospitals	13.0%
State & Local Agencies	8.7%
Water & Sewer Utility Revenue	8.7%
General Obligations - General Purpose	7.1%
Universities - Colleges	7.0%
Toll Roads	6.1%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	4.3%
Healthcare Revenue - Long Term Care	3.8%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	15.7%
AA	46.3%
A	16.4%
BBB	9.1%
BB	1.4%
B	0.3%
CCC	0.5%
CC	0.1%
Not Rated	8.2%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194238 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Virginia Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPVOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Virginia Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS Virginia Municipal Bond Fund (fund) provided a total return of 1.58%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within both the health care and leasing sectors strengthened relative returns. Favorable bond selection was most notable within AA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	1.58%	1.17%	1.75%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.87%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 346,560,220
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 1,543,864	[27]
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	346,560,220	Average Effective Maturity (yrs):	17.8
Total Number of Holdings:	237	Average Effective Duration (yrs):	7.3
Total Management Fee ($)#:	1,543,864
Portfolio Turnover Rate (%):	14
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Industries
Multi-Family Housing Revenue	16.4%
Healthcare Revenue - Hospitals	13.0%
State & Local Agencies	8.7%
Water & Sewer Utility Revenue	8.7%
General Obligations - General Purpose	7.1%
Universities - Colleges	7.0%
Toll Roads	6.1%
Sales & Excise Tax Revenue	5.9%
Transportation - Special Tax	4.3%
Healthcare Revenue - Long Term Care	3.8%
Other Industries	19.0%
Composition including fixed income credit quality
AAA	15.7%
AA	46.3%
A	16.4%
BBB	9.1%
BB	1.4%
B	0.3%
CCC	0.5%
CC	0.1%
Not Rated	8.2%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006974 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West Virginia Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$88	0.87%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS West Virginia Municipal Bond Fund (fund) provided a total return of 1.54%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within the education sector strengthened relative returns. Favorable bond selection was most notable within AA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	1.54%	0.85%	1.64%
A with initial sales charge (4.25%)	(2.77)%	(0.03)%	1.20%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 90,714,701
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 410,629	[28]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	90,714,701	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	151	Average Effective Duration (yrs):	7.1
Total Management Fee ($)#:	410,629
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Industries
Single Family Housing - State	14.9%
Water & Sewer Utility Revenue	14.2%
Healthcare Revenue - Hospitals	12.8%
State & Local Agencies	11.4%
Universities - Colleges	8.6%
Miscellaneous Revenue - Other	6.1%
General Obligations - General Purpose	6.1%
Sales & Excise Tax Revenue	4.6%
General Obligations - Schools	4.1%
Tax - Other	3.6%
Other Industries	13.6%
Composition including fixed income credit quality
AAA	14.8%
AA	31.8%
A	30.8%
BBB	11.7%
BB	0.4%
B	0.0%
Not Rated	9.1%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006975 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West VirginiaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$163	1.62%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B shares of the MFS West Virginia Municipal Bond Fund (fund) provided a total return of 0.68%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within the education sector strengthened relative returns. Favorable bond selection was most notable within AA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	0.68%	0.07%	0.88%
B with CDSC (declining over six years from 4% to 0%)×	(3.25)%	(0.29)%	0.88%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 90,714,701
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 410,629	[29]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	90,714,701	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	151	Average Effective Duration (yrs):	7.1
Total Management Fee ($)#:	410,629
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Industries
Single Family Housing - State	14.9%
Water & Sewer Utility Revenue	14.2%
Healthcare Revenue - Hospitals	12.8%
State & Local Agencies	11.4%
Universities - Colleges	8.6%
Miscellaneous Revenue - Other	6.1%
General Obligations - General Purpose	6.1%
Sales & Excise Tax Revenue	4.6%
General Obligations - Schools	4.1%
Tax - Other	3.6%
Other Industries	13.6%
Composition including fixed income credit quality
AAA	14.8%
AA	31.8%
A	30.8%
BBB	11.7%
BB	0.4%
B	0.0%
Not Rated	9.1%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169765 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West Virginia Municipal Bond Fund
Class Name	Class I
Trading Symbol	MWVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS West Virginia Municipal Bond Fund (fund) provided a total return of 1.82%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within the education sector strengthened relative returns. Favorable bond selection was most notable within AA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	1.82%	1.09%	1.72%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.92%
*	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Apr. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 90,714,701
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 410,629	[30]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	90,714,701	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	151	Average Effective Duration (yrs):	7.1
Total Management Fee ($)#:	410,629
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Industries
Single Family Housing - State	14.9%
Water & Sewer Utility Revenue	14.2%
Healthcare Revenue - Hospitals	12.8%
State & Local Agencies	11.4%
Universities - Colleges	8.6%
Miscellaneous Revenue - Other	6.1%
General Obligations - General Purpose	6.1%
Sales & Excise Tax Revenue	4.6%
General Obligations - Schools	4.1%
Tax - Other	3.6%
Other Industries	13.6%
Composition including fixed income credit quality
AAA	14.8%
AA	31.8%
A	30.8%
BBB	11.7%
BB	0.4%
B	0.0%
Not Rated	9.1%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194240 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® West Virginia Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPWVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS West Virginia Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS West Virginia Municipal Bond Fund (fund) provided a total return of 1.89%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to Not Rated, D and CC-rated bonds also helped the fund's relative results.
    Security selection within the education sector strengthened relative returns. Favorable bond selection was most notable within AA-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	1.89%	1.18%	1.76%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.87%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 90,714,701
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 410,629	[31]
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	90,714,701	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	151	Average Effective Duration (yrs):	7.1
Total Management Fee ($)#:	410,629
Portfolio Turnover Rate (%):	12
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Industries
Single Family Housing - State	14.9%
Water & Sewer Utility Revenue	14.2%
Healthcare Revenue - Hospitals	12.8%
State & Local Agencies	11.4%
Universities - Colleges	8.6%
Miscellaneous Revenue - Other	6.1%
General Obligations - General Purpose	6.1%
Sales & Excise Tax Revenue	4.6%
General Obligations - Schools	4.1%
Tax - Other	3.6%
Other Industries	13.6%
Composition including fixed income credit quality
AAA	14.8%
AA	31.8%
A	30.8%
BBB	11.7%
BB	0.4%
B	0.0%
Not Rated	9.1%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006976 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Arkansas Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$70	0.70%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS Arkansas Municipal Bond Fund (fund) provided a total return of 1.22%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector strengthened relative performance.
    The fund's out-of-benchmark exposure to Not Rated bonds within the special tax sector further benefited relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	1.22%	0.93%	1.68%
A with initial sales charge (4.25%)	(3.08)%	0.05%	1.24%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 146,714,280
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 643,981	[32]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	146,714,280	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	191	Average Effective Duration (yrs):	6.9
Total Management Fee ($)#:	643,981
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Sales & Excise Tax Revenue	20.5%
Water & Sewer Utility Revenue	16.5%
Universities - Colleges	13.3%
Healthcare Revenue - Hospitals	11.7%
General Obligations - Schools	10.5%
Single Family Housing - State	4.7%
Miscellaneous Revenue - Other	4.5%
Tax - Other	4.5%
Utilities - Other	3.8%
General Obligations - General Purpose	2.8%
Other Industries	7.2%
Composition including fixed income credit quality
AAA	0.9%
AA	58.6%
A	20.6%
BBB	9.5%
BB	0.7%
B	0.0%
Not Rated	7.3%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006977 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® ArkansasMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$145	1.45%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B shares of the MFS Arkansas Municipal Bond Fund (fund) provided a total return of 0.46%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector strengthened relative performance.
    The fund's out-of-benchmark exposure to Not Rated bonds within the special tax sector further benefited relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	0.46%	0.18%	0.92%
B with CDSC (declining over six years from 4% to 0%)×	(3.46)%	(0.19)%	0.92%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 146,714,280
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 643,981	[33]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	146,714,280	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	191	Average Effective Duration (yrs):	6.9
Total Management Fee ($)#:	643,981
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Sales & Excise Tax Revenue	20.5%
Water & Sewer Utility Revenue	16.5%
Universities - Colleges	13.3%
Healthcare Revenue - Hospitals	11.7%
General Obligations - Schools	10.5%
Single Family Housing - State	4.7%
Miscellaneous Revenue - Other	4.5%
Tax - Other	4.5%
Utilities - Other	3.8%
General Obligations - General Purpose	2.8%
Other Industries	7.2%
Composition including fixed income credit quality
AAA	0.9%
AA	58.6%
A	20.6%
BBB	9.5%
BB	0.7%
B	0.0%
Not Rated	7.3%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169766 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Arkansas Municipal Bond Fund
Class Name	Class I
Trading Symbol	MARLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$60	0.60%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS Arkansas Municipal Bond Fund (fund) provided a total return of 1.19%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector strengthened relative performance.
    The fund's out-of-benchmark exposure to Not Rated bonds within the special tax sector further benefited relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	1.19%	1.01%	1.58%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.92%
*	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Apr. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 146,714,280
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 643,981	[34]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	146,714,280	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	191	Average Effective Duration (yrs):	6.9
Total Management Fee ($)#:	643,981
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Sales & Excise Tax Revenue	20.5%
Water & Sewer Utility Revenue	16.5%
Universities - Colleges	13.3%
Healthcare Revenue - Hospitals	11.7%
General Obligations - Schools	10.5%
Single Family Housing - State	4.7%
Miscellaneous Revenue - Other	4.5%
Tax - Other	4.5%
Utilities - Other	3.8%
General Obligations - General Purpose	2.8%
Other Industries	7.2%
Composition including fixed income credit quality
AAA	0.9%
AA	58.6%
A	20.6%
BBB	9.5%
BB	0.7%
B	0.0%
Not Rated	7.3%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194242 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Arkansas Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Arkansas Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS Arkansas Municipal Bond Fund (fund) provided a total return of 1.37%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector strengthened relative performance.
    The fund's out-of-benchmark exposure to Not Rated bonds within the special tax sector further benefited relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	1.37%	1.08%	1.66%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.87%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 146,714,280
Holdings Count | Holding	191
Advisory Fees Paid, Amount	$ 643,981	[35]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	146,714,280	Average Effective Maturity (yrs):	17.1
Total Number of Holdings:	191	Average Effective Duration (yrs):	6.9
Total Management Fee ($)#:	643,981
Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.6%
Money Market Funds	2.4%
Industries
Sales & Excise Tax Revenue	20.5%
Water & Sewer Utility Revenue	16.5%
Universities - Colleges	13.3%
Healthcare Revenue - Hospitals	11.7%
General Obligations - Schools	10.5%
Single Family Housing - State	4.7%
Miscellaneous Revenue - Other	4.5%
Tax - Other	4.5%
Utilities - Other	3.8%
General Obligations - General Purpose	2.8%
Other Industries	7.2%
Composition including fixed income credit quality
AAA	0.9%
AA	58.6%
A	20.6%
BBB	9.5%
BB	0.7%
B	0.0%
Not Rated	7.3%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006978 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® California Municipal Bond Fund
Class Name	Class A
Trading Symbol	MCFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$68	0.68%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS California Municipal Bond Fund (fund) provided a total return of 1.40%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight position in the housing sector was a primary contributor to relative performance. From a quality perspective, the fund's out-of-benchmark exposure to D-rated bonds within the power sector strengthened relative results. An overweight exposure to BBB-rated bonds, and an out-of-benchmark exposure to Not Rated bonds within the education sector, also helped relative returns.
    Security selection within AA-rated bonds further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	1.40%	1.21%	2.19%
A with initial sales charge (4.25%)	(2.91)%	0.34%	1.75%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 699,732,709
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,850,613	[36]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	699,732,709	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	405	Average Effective Duration (yrs):	8.2
Total Management Fee ($)#:	2,850,613
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Multi-Family Housing Revenue	15.4%
General Obligations - Schools	14.0%
Airport Revenue	10.9%
Healthcare Revenue - Hospitals	10.1%
Utilities - Other	7.6%
Tax Assessment	4.7%
Secondary Schools	4.6%
State & Local Agencies	3.4%
Universities - Colleges	3.4%
Water & Sewer Utility Revenue	3.2%
Other Industries	22.7%
Composition including fixed income credit quality
AAA	11.6%
AA	35.0%
A	24.7%
BBB	13.6%
BB	3.1%
B	0.3%
Not Rated	10.1%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006979 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® CaliforniaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$143	1.43%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B shares of the MFS California Municipal Bond Fund (fund) provided a total return of 0.65%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight position in the housing sector was a primary contributor to relative performance. From a quality perspective, the fund's out-of-benchmark exposure to D-rated bonds within the power sector strengthened relative results. An overweight exposure to BBB-rated bonds, and an out-of-benchmark exposure to Not Rated bonds within the education sector, also helped relative returns.
    Security selection within AA-rated bonds further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	0.65%	0.46%	1.43%
B with CDSC (declining over six years from 4% to 0%)×	(3.27)%	0.10%	1.43%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 699,732,709
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,850,613	[37]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	699,732,709	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	405	Average Effective Duration (yrs):	8.2
Total Management Fee ($)#:	2,850,613
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Multi-Family Housing Revenue	15.4%
General Obligations - Schools	14.0%
Airport Revenue	10.9%
Healthcare Revenue - Hospitals	10.1%
Utilities - Other	7.6%
Tax Assessment	4.7%
Secondary Schools	4.6%
State & Local Agencies	3.4%
Universities - Colleges	3.4%
Water & Sewer Utility Revenue	3.2%
Other Industries	22.7%
Composition including fixed income credit quality
AAA	11.6%
AA	35.0%
A	24.7%
BBB	13.6%
BB	3.1%
B	0.3%
Not Rated	10.1%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006980 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® CaliforniaMunicipal Bond Fund
Class Name	Class C
Trading Symbol	MCCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$158	1.58%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class C shares of the MFS California Municipal Bond Fund (fund) provided a total return of 0.33%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight position in the housing sector was a primary contributor to relative performance. From a quality perspective, the fund's out-of-benchmark exposure to D-rated bonds within the power sector strengthened relative results. An overweight exposure to BBB-rated bonds, and an out-of-benchmark exposure to Not Rated bonds within the education sector, also helped relative returns.
    Security selection within AA-rated bonds further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	0.33%	0.28%	1.26%
C with CDSC (1% for 12 months)×	(0.65)%	0.28%	1.26%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 699,732,709
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,850,613	[38]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	699,732,709	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	405	Average Effective Duration (yrs):	8.2
Total Management Fee ($)#:	2,850,613
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Multi-Family Housing Revenue	15.4%
General Obligations - Schools	14.0%
Airport Revenue	10.9%
Healthcare Revenue - Hospitals	10.1%
Utilities - Other	7.6%
Tax Assessment	4.7%
Secondary Schools	4.6%
State & Local Agencies	3.4%
Universities - Colleges	3.4%
Water & Sewer Utility Revenue	3.2%
Other Industries	22.7%
Composition including fixed income credit quality
AAA	11.6%
AA	35.0%
A	24.7%
BBB	13.6%
BB	3.1%
B	0.3%
Not Rated	10.1%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169767 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® California Municipal Bond Fund
Class Name	Class I
Trading Symbol	MCAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS California Municipal Bond Fund (fund) provided a total return of 1.38%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight position in the housing sector was a primary contributor to relative performance. From a quality perspective, the fund's out-of-benchmark exposure to D-rated bonds within the power sector strengthened relative results. An overweight exposure to BBB-rated bonds, and an out-of-benchmark exposure to Not Rated bonds within the education sector, also helped relative returns.
    Security selection within AA-rated bonds further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	1.38%	1.32%	1.93%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.92%
*	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Apr. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 699,732,709
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,850,613	[39]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	699,732,709	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	405	Average Effective Duration (yrs):	8.2
Total Management Fee ($)#:	2,850,613
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Multi-Family Housing Revenue	15.4%
General Obligations - Schools	14.0%
Airport Revenue	10.9%
Healthcare Revenue - Hospitals	10.1%
Utilities - Other	7.6%
Tax Assessment	4.7%
Secondary Schools	4.6%
State & Local Agencies	3.4%
Universities - Colleges	3.4%
Water & Sewer Utility Revenue	3.2%
Other Industries	22.7%
Composition including fixed income credit quality
AAA	11.6%
AA	35.0%
A	24.7%
BBB	13.6%
BB	3.1%
B	0.3%
Not Rated	10.1%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194244 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® California Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS California Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$51	0.51%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS California Municipal Bond Fund (fund) provided a total return of 1.45%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight position in the housing sector was a primary contributor to relative performance. From a quality perspective, the fund's out-of-benchmark exposure to D-rated bonds within the power sector strengthened relative results. An overweight exposure to BBB-rated bonds, and an out-of-benchmark exposure to Not Rated bonds within the education sector, also helped relative returns.
    Security selection within AA-rated bonds further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	1.45%	1.37%	1.92%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.87%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 699,732,709
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 2,850,613	[40]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	699,732,709	Average Effective Maturity (yrs):	19.0
Total Number of Holdings:	405	Average Effective Duration (yrs):	8.2
Total Management Fee ($)#:	2,850,613
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.4%
Money Market Funds	1.6%
Industries
Multi-Family Housing Revenue	15.4%
General Obligations - Schools	14.0%
Airport Revenue	10.9%
Healthcare Revenue - Hospitals	10.1%
Utilities - Other	7.6%
Tax Assessment	4.7%
Secondary Schools	4.6%
State & Local Agencies	3.4%
Universities - Colleges	3.4%
Water & Sewer Utility Revenue	3.2%
Other Industries	22.7%
Composition including fixed income credit quality
AAA	11.6%
AA	35.0%
A	24.7%
BBB	13.6%
BB	3.1%
B	0.3%
Not Rated	10.1%
Money Market Funds	1.6%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006983 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Georgia Municipal Bond Fund
Class Name	Class A
Trading Symbol	MMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$91	0.90%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS Georgia Municipal Bond Fund (fund) provided a total return of 1.21%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector strengthened relative performance.
    An overweight position in the housing sector also benefited the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	1.21%	0.74%	1.57%
A with initial sales charge (4.25%)	(3.09)%	(0.13)%	1.13%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 107,924,710
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 479,119	[41]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	107,924,710	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	196	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	479,119
Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Universities - Colleges	14.2%
Healthcare Revenue - Hospitals	12.4%
Utilities - Municipal Owned	8.6%
Multi-Family Housing Revenue	8.0%
Water & Sewer Utility Revenue	7.8%
Single Family Housing - State	7.3%
Miscellaneous Revenue - Other	6.6%
Sales & Excise Tax Revenue	5.5%
General Obligations - General Purpose	4.9%
Airport Revenue	4.4%
Other Industries	20.3%
Composition including fixed income credit quality
AAA	12.7%
AA	31.3%
A	38.5%
BBB	8.1%
BB	0.7%
B	0.0%
CC	0.0%
Not Rated	6.6%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006984 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® GeorgiaMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$165	1.65%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B shares of the MFS Georgia Municipal Bond Fund (fund) provided a total return of 0.37%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector strengthened relative performance.
    An overweight position in the housing sector also benefited the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	0.37%	(0.02)%	0.81%
B with CDSC (declining over six years from 4% to 0%)×	(3.56)%	(0.39)%	0.81%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 107,924,710
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 479,119	[42]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	107,924,710	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	196	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	479,119
Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Universities - Colleges	14.2%
Healthcare Revenue - Hospitals	12.4%
Utilities - Municipal Owned	8.6%
Multi-Family Housing Revenue	8.0%
Water & Sewer Utility Revenue	7.8%
Single Family Housing - State	7.3%
Miscellaneous Revenue - Other	6.6%
Sales & Excise Tax Revenue	5.5%
General Obligations - General Purpose	4.9%
Airport Revenue	4.4%
Other Industries	20.3%
Composition including fixed income credit quality
AAA	12.7%
AA	31.3%
A	38.5%
BBB	8.1%
BB	0.7%
B	0.0%
CC	0.0%
Not Rated	6.6%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169768 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Georgia Municipal Bond Fund
Class Name	Class I
Trading Symbol	MGATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$65	0.65%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS Georgia Municipal Bond Fund (fund) provided a total return of 1.28%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector strengthened relative performance.
    An overweight position in the housing sector also benefited the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	1.28%	0.98%	1.61%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.92%
*	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Apr. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 107,924,710
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 479,119	[43]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	107,924,710	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	196	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	479,119
Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Universities - Colleges	14.2%
Healthcare Revenue - Hospitals	12.4%
Utilities - Municipal Owned	8.6%
Multi-Family Housing Revenue	8.0%
Water & Sewer Utility Revenue	7.8%
Single Family Housing - State	7.3%
Miscellaneous Revenue - Other	6.6%
Sales & Excise Tax Revenue	5.5%
General Obligations - General Purpose	4.9%
Airport Revenue	4.4%
Other Industries	20.3%
Composition including fixed income credit quality
AAA	12.7%
AA	31.3%
A	38.5%
BBB	8.1%
BB	0.7%
B	0.0%
CC	0.0%
Not Rated	6.6%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194246 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Georgia Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Georgia Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$59	0.59%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS Georgia Municipal Bond Fund (fund) provided a total return of 1.46%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector strengthened relative performance.
    An overweight position in the housing sector also benefited the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	1.46%	1.05%	1.61%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.87%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 107,924,710
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 479,119	[44]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	107,924,710	Average Effective Maturity (yrs):	18.5
Total Number of Holdings:	196	Average Effective Duration (yrs):	8.0
Total Management Fee ($)#:	479,119
Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	97.9%
Money Market Funds	2.1%
Industries
Universities - Colleges	14.2%
Healthcare Revenue - Hospitals	12.4%
Utilities - Municipal Owned	8.6%
Multi-Family Housing Revenue	8.0%
Water & Sewer Utility Revenue	7.8%
Single Family Housing - State	7.3%
Miscellaneous Revenue - Other	6.6%
Sales & Excise Tax Revenue	5.5%
General Obligations - General Purpose	4.9%
Airport Revenue	4.4%
Other Industries	20.3%
Composition including fixed income credit quality
AAA	12.7%
AA	31.3%
A	38.5%
BBB	8.1%
BB	0.7%
B	0.0%
CC	0.0%
Not Rated	6.6%
Money Market Funds	2.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006985 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Maryland Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS Maryland Municipal Bond Fund (fund) provided a total return of 1.49%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight position in the housing sector contributed to relative performance. From a quality perspective, the fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector and to Not Rated bonds within the special tax sector also helped relative returns.
    Security selection within AA-rated bonds further supported relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	1.49%	1.16%	1.77%
A with initial sales charge (4.25%)	(2.82)%	0.29%	1.33%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 136,176,204
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 556,143	[45]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	136,176,204	Average Effective Maturity (yrs):	16.6
Total Number of Holdings:	215	Average Effective Duration (yrs):	7.2
Total Management Fee ($)#:	556,143
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Industries
Healthcare Revenue - Hospitals	16.9%
State & Local Agencies	15.9%
General Obligations - General Purpose	11.0%
Multi-Family Housing Revenue	9.5%
Single Family Housing - State	8.6%
Universities - Colleges	4.1%
Tax Assessment	3.5%
Transportation - Special Tax	3.4%
Airport Revenue	3.4%
Tax - Other	2.7%
Other Industries	21.0%
Composition including fixed income credit quality
AAA	12.7%
AA	33.9%
A	28.4%
BBB	11.7%
BB	0.7%
B	0.1%
CCC	0.1%
Not Rated	8.4%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006986 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MarylandMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$161	1.60%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B shares of the MFS Maryland Municipal Bond Fund (fund) provided a total return of 0.74%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight position in the housing sector contributed to relative performance. From a quality perspective, the fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector and to Not Rated bonds within the special tax sector also helped relative returns.
    Security selection within AA-rated bonds further supported relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	0.74%	0.39%	1.01%
B with CDSC (declining over six years from 4% to 0%)×	(3.20)%	0.02%	1.01%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 136,176,204
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 556,143	[46]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	136,176,204	Average Effective Maturity (yrs):	16.6
Total Number of Holdings:	215	Average Effective Duration (yrs):	7.2
Total Management Fee ($)#:	556,143
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Industries
Healthcare Revenue - Hospitals	16.9%
State & Local Agencies	15.9%
General Obligations - General Purpose	11.0%
Multi-Family Housing Revenue	9.5%
Single Family Housing - State	8.6%
Universities - Colleges	4.1%
Tax Assessment	3.5%
Transportation - Special Tax	3.4%
Airport Revenue	3.4%
Tax - Other	2.7%
Other Industries	21.0%
Composition including fixed income credit quality
AAA	12.7%
AA	33.9%
A	28.4%
BBB	11.7%
BB	0.7%
B	0.1%
CCC	0.1%
Not Rated	8.4%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169769 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Maryland Municipal Bond Fund
Class Name	Class I
Trading Symbol	MMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS Maryland Municipal Bond Fund (fund) provided a total return of 1.79%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight position in the housing sector contributed to relative performance. From a quality perspective, the fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector and to Not Rated bonds within the special tax sector also helped relative returns.
    Security selection within AA-rated bonds further supported relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	1.79%	1.40%	1.87%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.92%
*	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Apr. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 136,176,204
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 556,143	[47]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	136,176,204	Average Effective Maturity (yrs):	16.6
Total Number of Holdings:	215	Average Effective Duration (yrs):	7.2
Total Management Fee ($)#:	556,143
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Industries
Healthcare Revenue - Hospitals	16.9%
State & Local Agencies	15.9%
General Obligations - General Purpose	11.0%
Multi-Family Housing Revenue	9.5%
Single Family Housing - State	8.6%
Universities - Colleges	4.1%
Tax Assessment	3.5%
Transportation - Special Tax	3.4%
Airport Revenue	3.4%
Tax - Other	2.7%
Other Industries	21.0%
Composition including fixed income credit quality
AAA	12.7%
AA	33.9%
A	28.4%
BBB	11.7%
BB	0.7%
B	0.1%
CCC	0.1%
Not Rated	8.4%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194249 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Maryland Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Maryland Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS Maryland Municipal Bond Fund (fund) provided a total return of 1.86%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight position in the housing sector contributed to relative performance. From a quality perspective, the fund's out-of-benchmark exposure to D and CC-rated bonds within the power sector and to Not Rated bonds within the special tax sector also helped relative returns.
    Security selection within AA-rated bonds further supported relative returns.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	1.86%	1.49%	1.88%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.87%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 136,176,204
Holdings Count | Holding	215
Advisory Fees Paid, Amount	$ 556,143	[48]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	136,176,204	Average Effective Maturity (yrs):	16.6
Total Number of Holdings:	215	Average Effective Duration (yrs):	7.2
Total Management Fee ($)#:	556,143
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	96.0%
Money Market Funds	4.0%
Industries
Healthcare Revenue - Hospitals	16.9%
State & Local Agencies	15.9%
General Obligations - General Purpose	11.0%
Multi-Family Housing Revenue	9.5%
Single Family Housing - State	8.6%
Universities - Colleges	4.1%
Tax Assessment	3.5%
Transportation - Special Tax	3.4%
Airport Revenue	3.4%
Tax - Other	2.7%
Other Industries	21.0%
Composition including fixed income credit quality
AAA	12.7%
AA	33.9%
A	28.4%
BBB	11.7%
BB	0.7%
B	0.1%
CCC	0.1%
Not Rated	8.4%
Money Market Funds	4.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006987 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Municipal Bond Fund
Class Name	Class A
Trading Symbol	MFSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$83	0.82%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS Massachusetts Municipal Bond Fund (fund) provided a total return of 1.38%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Within the education sector, the fund's greater exposure to BBB-rated bonds and out-of-benchmark exposure to BB-rated bonds contributed to relative performance. Within the power sector, the fund's out-of-benchmark exposure to D and CC-rated bonds also strengthened relative returns.
    An overweight exposure to the housing sector was another positive factor for the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Security selection within BBB-rated bonds, particularly in the education sector, held back relative returns.
    The fund's longer duration stance also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	1.38%	0.95%	1.73%
A with initial sales charge (4.25%)	(2.93)%	0.08%	1.29%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 389,784,362
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 1,631,453	[49]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	389,784,362	Average Effective Maturity (yrs):	17.5
Total Number of Holdings:	278	Average Effective Duration (yrs):	7.1
Total Management Fee ($)#:	1,631,453
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Industries
Universities - Colleges	18.8%
Healthcare Revenue - Hospitals	16.4%
General Obligations - General Purpose	16.4%
Multi-Family Housing Revenue	6.5%
Student Loan Revenue	5.8%
Sales & Excise Tax Revenue	5.6%
Airport Revenue	5.6%
Single Family Housing - State	4.7%
Utilities - Other	3.6%
Transportation - Special Tax	2.4%
Other Industries	14.2%
Composition including fixed income credit quality
AAA	5.8%
AA	48.8%
A	17.7%
BBB	18.7%
BB	2.5%
CC	0.1%
Not Rated	4.9%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006988 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MassachusettsMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$157	1.57%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B shares of the MFS Massachusetts Municipal Bond Fund (fund) provided a total return of 0.54%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Within the education sector, the fund's greater exposure to BBB-rated bonds and out-of-benchmark exposure to BB-rated bonds contributed to relative performance. Within the power sector, the fund's out-of-benchmark exposure to D and CC-rated bonds also strengthened relative returns.
    An overweight exposure to the housing sector was another positive factor for the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Security selection within BBB-rated bonds, particularly in the education sector, held back relative returns.
    The fund's longer duration stance also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	0.54%	0.19%	0.96%
B with CDSC (declining over six years from 4% to 0%)×	(3.39)%	(0.18)%	0.96%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 389,784,362
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 1,631,453	[50]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	389,784,362	Average Effective Maturity (yrs):	17.5
Total Number of Holdings:	278	Average Effective Duration (yrs):	7.1
Total Management Fee ($)#:	1,631,453
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Industries
Universities - Colleges	18.8%
Healthcare Revenue - Hospitals	16.4%
General Obligations - General Purpose	16.4%
Multi-Family Housing Revenue	6.5%
Student Loan Revenue	5.8%
Sales & Excise Tax Revenue	5.6%
Airport Revenue	5.6%
Single Family Housing - State	4.7%
Utilities - Other	3.6%
Transportation - Special Tax	2.4%
Other Industries	14.2%
Composition including fixed income credit quality
AAA	5.8%
AA	48.8%
A	17.7%
BBB	18.7%
BB	2.5%
CC	0.1%
Not Rated	4.9%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000169770 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Municipal Bond Fund
Class Name	Class I
Trading Symbol	MTALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$57	0.57%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS Massachusetts Municipal Bond Fund (fund) provided a total return of 1.50%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Within the education sector, the fund's greater exposure to BBB-rated bonds and out-of-benchmark exposure to BB-rated bonds contributed to relative performance. Within the power sector, the fund's out-of-benchmark exposure to D and CC-rated bonds also strengthened relative returns.
    An overweight exposure to the housing sector was another positive factor for the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Security selection within BBB-rated bonds, particularly in the education sector, held back relative returns.
    The fund's longer duration stance also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	1.50%	1.18%	1.75%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.92%
*	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Apr. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 389,784,362
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 1,631,453	[51]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	389,784,362	Average Effective Maturity (yrs):	17.5
Total Number of Holdings:	278	Average Effective Duration (yrs):	7.1
Total Management Fee ($)#:	1,631,453
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Industries
Universities - Colleges	18.8%
Healthcare Revenue - Hospitals	16.4%
General Obligations - General Purpose	16.4%
Multi-Family Housing Revenue	6.5%
Student Loan Revenue	5.8%
Sales & Excise Tax Revenue	5.6%
Airport Revenue	5.6%
Single Family Housing - State	4.7%
Utilities - Other	3.6%
Transportation - Special Tax	2.4%
Other Industries	14.2%
Composition including fixed income credit quality
AAA	5.8%
AA	48.8%
A	17.7%
BBB	18.7%
BB	2.5%
CC	0.1%
Not Rated	4.9%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194250 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Massachusetts Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Massachusetts Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$49	0.49%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS Massachusetts Municipal Bond Fund (fund) provided a total return of 1.70%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    Within the education sector, the fund's greater exposure to BBB-rated bonds and out-of-benchmark exposure to BB-rated bonds contributed to relative performance. Within the power sector, the fund's out-of-benchmark exposure to D and CC-rated bonds also strengthened relative returns.
    An overweight exposure to the housing sector was another positive factor for the fund's relative performance.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    Security selection within BBB-rated bonds, particularly in the education sector, held back relative returns.
    The fund's longer duration stance also weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	1.70%	1.26%	1.77%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.87%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 389,784,362
Holdings Count | Holding	278
Advisory Fees Paid, Amount	$ 1,631,453	[52]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	389,784,362	Average Effective Maturity (yrs):	17.5
Total Number of Holdings:	278	Average Effective Duration (yrs):	7.1
Total Management Fee ($)#:	1,631,453
Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Industries
Universities - Colleges	18.8%
Healthcare Revenue - Hospitals	16.4%
General Obligations - General Purpose	16.4%
Multi-Family Housing Revenue	6.5%
Student Loan Revenue	5.8%
Sales & Excise Tax Revenue	5.6%
Airport Revenue	5.6%
Single Family Housing - State	4.7%
Utilities - Other	3.6%
Transportation - Special Tax	2.4%
Other Industries	14.2%
Composition including fixed income credit quality
AAA	5.8%
AA	48.8%
A	17.7%
BBB	18.7%
BB	2.5%
CC	0.1%
Not Rated	4.9%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006989 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mississippi Municipal Bond Fund
Class Name	Class A
Trading Symbol	MISSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$81	0.81%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS Mississippi Municipal Bond Fund (fund) provided a total return of 1.22%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to D, Not Rated and CC-rated bonds also helped the fund's relative results.
    Security selection within both the education and leasing sectors strengthened relative returns. Favorable bond selection was most notable within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	1.22%	0.54%	1.50%
A with initial sales charge (4.25%)	(3.08)%	(0.33)%	1.06%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 68,745,418
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 321,029	[53]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	68,745,418	Average Effective Maturity (yrs):	17.4
Total Number of Holdings:	144	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	321,029
Portfolio Turnover Rate (%):	16
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Industries
General Obligations - General Purpose	17.9%
Universities - Colleges	13.7%
Single Family Housing - State	12.1%
General Obligations - Schools	11.2%
Water & Sewer Utility Revenue	9.5%
State & Local Agencies	6.2%
Sales & Excise Tax Revenue	5.9%
Tax - Other	5.5%
Healthcare Revenue - Hospitals	3.7%
Multi-Family Housing Revenue	2.7%
Other Industries	11.6%
Composition including fixed income credit quality
AAA	13.0%
AA	52.7%
A	14.2%
BBB	9.1%
BB	0.8%
Not Rated	8.7%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.76% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until July 31, 2025.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Class A shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.76% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until July 31, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006990 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MississippiMunicipal Bond Fund
Class Name	Class B
Trading Symbol	MBMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$145	1.45%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B shares of the MFS Mississippi Municipal Bond Fund (fund) provided a total return of 0.57%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to D, Not Rated and CC-rated bonds also helped the fund's relative results.
    Security selection within both the education and leasing sectors strengthened relative returns. Favorable bond selection was most notable within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	0.57%	(0.11)%	0.84%
B with CDSC (declining over six years from 4% to 0%)×	(3.36)%	(0.47)%	0.84%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 68,745,418
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 321,029	[54]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	68,745,418	Average Effective Maturity (yrs):	17.4
Total Number of Holdings:	144	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	321,029
Portfolio Turnover Rate (%):	16
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Industries
General Obligations - General Purpose	17.9%
Universities - Colleges	13.7%
Single Family Housing - State	12.1%
General Obligations - Schools	11.2%
Water & Sewer Utility Revenue	9.5%
State & Local Agencies	6.2%
Sales & Excise Tax Revenue	5.9%
Tax - Other	5.5%
Healthcare Revenue - Hospitals	3.7%
Multi-Family Housing Revenue	2.7%
Other Industries	11.6%
Composition including fixed income credit quality
AAA	13.0%
AA	52.7%
A	14.2%
BBB	9.1%
BB	0.8%
Not Rated	8.7%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.41% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until July 31, 2025.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Class B shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 1.41% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until July 31, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000169771 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mississippi Municipal Bond Fund
Class Name	Class I
Trading Symbol	MMSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$71	0.71%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS Mississippi Municipal Bond Fund (fund) provided a total return of 1.21%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to D, Not Rated and CC-rated bonds also helped the fund's relative results.
    Security selection within both the education and leasing sectors strengthened relative returns. Favorable bond selection was most notable within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
I without sales charge	1.21%	0.64%	1.36%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.92%
*	For the period from the commencement of the class's investment operations, April 1, 2016 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Apr. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 68,745,418
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 321,029	[55]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	68,745,418	Average Effective Maturity (yrs):	17.4
Total Number of Holdings:	144	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	321,029
Portfolio Turnover Rate (%):	16
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Industries
General Obligations - General Purpose	17.9%
Universities - Colleges	13.7%
Single Family Housing - State	12.1%
General Obligations - Schools	11.2%
Water & Sewer Utility Revenue	9.5%
State & Local Agencies	6.2%
Sales & Excise Tax Revenue	5.9%
Tax - Other	5.5%
Healthcare Revenue - Hospitals	3.7%
Multi-Family Housing Revenue	2.7%
Other Industries	11.6%
Composition including fixed income credit quality
AAA	13.0%
AA	52.7%
A	14.2%
BBB	9.1%
BB	0.8%
Not Rated	8.7%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.66% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until July 31, 2025.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Class I shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.66% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until July 31, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000194252 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mississippi Municipal Bond Fund
Class Name	Class R6
Trading Symbol	MPMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mississippi Municipal Bond Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$64	0.64%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS Mississippi Municipal Bond Fund (fund) provided a total return of 1.26%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund's overweight allocation to the housing sector was a primary contributor to relative performance. An out-of-benchmark exposure to D, Not Rated and CC-rated bonds also helped the fund's relative results.
    Security selection within both the education and leasing sectors strengthened relative returns. Favorable bond selection was most notable within AA and A-rated securities.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	1.26%	0.70%	1.39%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.87%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 68,745,418
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 321,029	[56]
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	68,745,418	Average Effective Maturity (yrs):	17.4
Total Number of Holdings:	144	Average Effective Duration (yrs):	7.5
Total Management Fee ($)#:	321,029
Portfolio Turnover Rate (%):	16
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.5%
Money Market Funds	1.5%
Industries
General Obligations - General Purpose	17.9%
Universities - Colleges	13.7%
Single Family Housing - State	12.1%
General Obligations - Schools	11.2%
Water & Sewer Utility Revenue	9.5%
State & Local Agencies	6.2%
Sales & Excise Tax Revenue	5.9%
Tax - Other	5.5%
Healthcare Revenue - Hospitals	3.7%
Multi-Family Housing Revenue	2.7%
Other Industries	11.6%
Composition including fixed income credit quality
AAA	13.0%
AA	52.7%
A	14.2%
BBB	9.1%
BB	0.8%
Not Rated	8.7%
Money Market Funds	1.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until July 31, 2025.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Class R6 shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.60% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until July 31, 2025.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since April 1, 2024. For more complete information, you may review the fund's prospectus, which is available at funds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	funds.mfs.com
C000006991 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class A
Trading Symbol	MFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS Municipal Income Fund (fund) provided a total return of 2.52%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund’s asset allocation decisions contributed to relative performance. From a sector perspective, the fund’s greater exposure to both the housing and industrial revenue sectors supported relative results. From a quality perspective, the fund’s allocation to Not Rated, BB and CC-rated bonds, for which the benchmark has no exposure, benefited relative returns.
    Favorable security selection further supported relative performance. From a sector perspective, bond selection within both the health care and education sectors aided relative returns. From a quality perspective, bond selection within A and AA-rated securities also strengthened relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance weakened relative returns as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	2.52%	1.51%	2.25%
A with initial sales charge (4.25%)	(1.83)%	0.63%	1.81%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 5,900,914,762
Holdings Count | Holding	2,132
Advisory Fees Paid, Amount	$ 19,609,862	[57]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,900,914,762	Average Effective Maturity (yrs):	19.1
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	19,609,862
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	99.0%
Money Market Funds	1.0%
Industries
Healthcare Revenue - Hospitals	16.0%
Airport Revenue	9.8%
Multi-Family Housing Revenue	8.2%
Utilities - Other	6.5%
Single Family Housing - State	5.3%
Healthcare Revenue - Long Term Care	5.2%
Miscellaneous Revenue - Other	4.9%
General Obligations - Schools	4.2%
Universities - Colleges	4.0%
State & Local Agencies	4.0%
Other Industries	31.9%
Composition including fixed income credit quality
AAA	6.5%
AA	27.3%
A	31.7%
BBB	17.4%
BB	4.6%
B	0.7%
CCC	0.2%
CC	0.3%
Not Rated	10.3%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000042676 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class A1
Trading Symbol	MMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A1	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A1 shares of the MFS Municipal Income Fund (fund) provided a total return of 2.79%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund’s asset allocation decisions contributed to relative performance. From a sector perspective, the fund’s greater exposure to both the housing and industrial revenue sectors supported relative results. From a quality perspective, the fund’s allocation to Not Rated, BB and CC-rated bonds, for which the benchmark has no exposure, benefited relative returns.
    Favorable security selection further supported relative performance. From a sector perspective, bond selection within both the health care and education sectors aided relative returns. From a quality perspective, bond selection within A and AA-rated securities also strengthened relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance weakened relative returns as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A1 without sales charge	2.79%	1.77%	2.52%
A1 with initial sales charge (4.25%)	(1.58)%	0.89%	2.08%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a1 for more recent performance information.
Net Assets	$ 5,900,914,762
Holdings Count | Holding	2,132
Advisory Fees Paid, Amount	$ 19,609,862	[58]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,900,914,762	Average Effective Maturity (yrs):	19.1
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	19,609,862
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	99.0%
Money Market Funds	1.0%
Industries
Healthcare Revenue - Hospitals	16.0%
Airport Revenue	9.8%
Multi-Family Housing Revenue	8.2%
Utilities - Other	6.5%
Single Family Housing - State	5.3%
Healthcare Revenue - Long Term Care	5.2%
Miscellaneous Revenue - Other	4.9%
General Obligations - Schools	4.2%
Universities - Colleges	4.0%
State & Local Agencies	4.0%
Other Industries	31.9%
Composition including fixed income credit quality
AAA	6.5%
AA	27.3%
A	31.7%
BBB	17.4%
BB	4.6%
B	0.7%
CCC	0.2%
CC	0.3%
Not Rated	10.3%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006992 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class B
Trading Symbol	MMIBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$151	1.50%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B shares of the MFS Municipal Income Fund (fund) provided a total return of 1.65%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund’s asset allocation decisions contributed to relative performance. From a sector perspective, the fund’s greater exposure to both the housing and industrial revenue sectors supported relative results. From a quality perspective, the fund’s allocation to Not Rated, BB and CC-rated bonds, for which the benchmark has no exposure, benefited relative returns.
    Favorable security selection further supported relative performance. From a sector perspective, bond selection within both the health care and education sectors aided relative returns. From a quality perspective, bond selection within A and AA-rated securities also strengthened relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance weakened relative returns as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	1.65%	0.76%	1.50%
B with CDSC (declining over six years from 4% to 0%)×	(2.31)%	0.40%	1.50%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b for more recent performance information.
Net Assets	$ 5,900,914,762
Holdings Count | Holding	2,132
Advisory Fees Paid, Amount	$ 19,609,862	[59]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,900,914,762	Average Effective Maturity (yrs):	19.1
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	19,609,862
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	99.0%
Money Market Funds	1.0%
Industries
Healthcare Revenue - Hospitals	16.0%
Airport Revenue	9.8%
Multi-Family Housing Revenue	8.2%
Utilities - Other	6.5%
Single Family Housing - State	5.3%
Healthcare Revenue - Long Term Care	5.2%
Miscellaneous Revenue - Other	4.9%
General Obligations - Schools	4.2%
Universities - Colleges	4.0%
State & Local Agencies	4.0%
Other Industries	31.9%
Composition including fixed income credit quality
AAA	6.5%
AA	27.3%
A	31.7%
BBB	17.4%
BB	4.6%
B	0.7%
CCC	0.2%
CC	0.3%
Not Rated	10.3%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000042677 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class B1
Trading Symbol	MMIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B1	$126	1.25%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class B1 shares of the MFS Municipal Income Fund (fund) provided a total return of 1.90%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund’s asset allocation decisions contributed to relative performance. From a sector perspective, the fund’s greater exposure to both the housing and industrial revenue sectors supported relative results. From a quality perspective, the fund’s allocation to Not Rated, BB and CC-rated bonds, for which the benchmark has no exposure, benefited relative returns.
    Favorable security selection further supported relative performance. From a sector perspective, bond selection within both the health care and education sectors aided relative returns. From a quality perspective, bond selection within A and AA-rated securities also strengthened relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance weakened relative returns as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B1 without sales charge	1.90%	1.01%	1.74%
B1 with CDSC (declining over six years from 4% to 0%)×	(2.06)%	0.65%	1.74%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/b1 for more recent performance information.
Net Assets	$ 5,900,914,762
Holdings Count | Holding	2,132
Advisory Fees Paid, Amount	$ 19,609,862	[60]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,900,914,762	Average Effective Maturity (yrs):	19.1
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	19,609,862
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	99.0%
Money Market Funds	1.0%
Industries
Healthcare Revenue - Hospitals	16.0%
Airport Revenue	9.8%
Multi-Family Housing Revenue	8.2%
Utilities - Other	6.5%
Single Family Housing - State	5.3%
Healthcare Revenue - Long Term Care	5.2%
Miscellaneous Revenue - Other	4.9%
General Obligations - Schools	4.2%
Universities - Colleges	4.0%
State & Local Agencies	4.0%
Other Industries	31.9%
Composition including fixed income credit quality
AAA	6.5%
AA	27.3%
A	31.7%
BBB	17.4%
BB	4.6%
B	0.7%
CCC	0.2%
CC	0.3%
Not Rated	10.3%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006993 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class C
Trading Symbol	MMICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$151	1.50%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class C shares of the MFS Municipal Income Fund (fund) provided a total return of 1.77%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund’s asset allocation decisions contributed to relative performance. From a sector perspective, the fund’s greater exposure to both the housing and industrial revenue sectors supported relative results. From a quality perspective, the fund’s allocation to Not Rated, BB and CC-rated bonds, for which the benchmark has no exposure, benefited relative returns.
    Favorable security selection further supported relative performance. From a sector perspective, bond selection within both the health care and education sectors aided relative returns. From a quality perspective, bond selection within A and AA-rated securities also strengthened relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance weakened relative returns as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	1.77%	0.76%	1.49%
C with CDSC (1% for 12 months)×	0.78%	0.76%	1.49%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 5,900,914,762
Holdings Count | Holding	2,132
Advisory Fees Paid, Amount	$ 19,609,862	[61]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,900,914,762	Average Effective Maturity (yrs):	19.1
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	19,609,862
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	99.0%
Money Market Funds	1.0%
Industries
Healthcare Revenue - Hospitals	16.0%
Airport Revenue	9.8%
Multi-Family Housing Revenue	8.2%
Utilities - Other	6.5%
Single Family Housing - State	5.3%
Healthcare Revenue - Long Term Care	5.2%
Miscellaneous Revenue - Other	4.9%
General Obligations - Schools	4.2%
Universities - Colleges	4.0%
State & Local Agencies	4.0%
Other Industries	31.9%
Composition including fixed income credit quality
AAA	6.5%
AA	27.3%
A	31.7%
BBB	17.4%
BB	4.6%
B	0.7%
CCC	0.2%
CC	0.3%
Not Rated	10.3%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000105400 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class I
Trading Symbol	MIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS Municipal Income Fund (fund) provided a total return of 2.78%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund’s asset allocation decisions contributed to relative performance. From a sector perspective, the fund’s greater exposure to both the housing and industrial revenue sectors supported relative results. From a quality perspective, the fund’s allocation to Not Rated, BB and CC-rated bonds, for which the benchmark has no exposure, benefited relative returns.
    Favorable security selection further supported relative performance. From a sector perspective, bond selection within both the health care and education sectors aided relative returns. From a quality perspective, bond selection within A and AA-rated securities also strengthened relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance weakened relative returns as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	2.78%	1.76%	2.51%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	2.13%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 5,900,914,762
Holdings Count | Holding	2,132
Advisory Fees Paid, Amount	$ 19,609,862	[62]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,900,914,762	Average Effective Maturity (yrs):	19.1
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	19,609,862
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	99.0%
Money Market Funds	1.0%
Industries
Healthcare Revenue - Hospitals	16.0%
Airport Revenue	9.8%
Multi-Family Housing Revenue	8.2%
Utilities - Other	6.5%
Single Family Housing - State	5.3%
Healthcare Revenue - Long Term Care	5.2%
Miscellaneous Revenue - Other	4.9%
General Obligations - Schools	4.2%
Universities - Colleges	4.0%
State & Local Agencies	4.0%
Other Industries	31.9%
Composition including fixed income credit quality
AAA	6.5%
AA	27.3%
A	31.7%
BBB	17.4%
BB	4.6%
B	0.7%
CCC	0.2%
CC	0.3%
Not Rated	10.3%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000194254 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Income Fund
Class Name	Class R6
Trading Symbol	MPMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Income Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS Municipal Income Fund (fund) provided a total return of 2.85%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal Bond Index:
    The fund’s asset allocation decisions contributed to relative performance. From a sector perspective, the fund’s greater exposure to both the housing and industrial revenue sectors supported relative results. From a quality perspective, the fund’s allocation to Not Rated, BB and CC-rated bonds, for which the benchmark has no exposure, benefited relative returns.
    Favorable security selection further supported relative performance. From a sector perspective, bond selection within both the health care and education sectors aided relative returns. From a quality perspective, bond selection within A and AA-rated securities also strengthened relative results.
  Top detractors from performance relative to the Bloomberg Municipal Bond Index:
    The fund's longer duration stance weakened relative returns as interest rates generally rose over the reporting period.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.
*For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	Life*
R6 without sales charge	2.85%	1.83%	2.29%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index ∆	1.22%	1.07%	1.87%
*	For the period from the commencement of the class's investment operations, August 1, 2017 through March 31, 2025.
∆	Source: FactSet Research Systems Inc.

Performance Inception Date	Aug. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 5,900,914,762
Holdings Count | Holding	2,132
Advisory Fees Paid, Amount	$ 19,609,862	[63]
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	5,900,914,762	Average Effective Maturity (yrs):	19.1
Total Number of Holdings:	2,132	Average Effective Duration (yrs):	7.9
Total Management Fee ($)#:	19,609,862
Portfolio Turnover Rate (%):	9
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	99.0%
Money Market Funds	1.0%
Industries
Healthcare Revenue - Hospitals	16.0%
Airport Revenue	9.8%
Multi-Family Housing Revenue	8.2%
Utilities - Other	6.5%
Single Family Housing - State	5.3%
Healthcare Revenue - Long Term Care	5.2%
Miscellaneous Revenue - Other	4.9%
General Obligations - Schools	4.2%
Universities - Colleges	4.0%
State & Local Agencies	4.0%
Other Industries	31.9%
Composition including fixed income credit quality
AAA	6.5%
AA	27.3%
A	31.7%
BBB	17.4%
BB	4.6%
B	0.7%
CCC	0.2%
CC	0.3%
Not Rated	10.3%
Money Market Funds	1.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227170 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Intermediate Fund
Class Name	Class A
Trading Symbol	MIUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class A shares of the MFS Municipal Intermediate Fund (fund) provided a total return of 2.32%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 1.57%.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's overweight position in both the housing and industrial revenue sectors contributed to relative performance. From a credit quality perspective, the fund's out-of-benchmark exposure to below investment grade bonds benefited relative results.
    Security selection within the education, housing, and health care sectors also strengthened relative returns, as did selection within A, AA and AAA-rated bonds.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.
    The fund's yield curve positioning also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
*For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
A without sales charge	2.32%	0.33%
A with initial sales charge (4.25%)	(2.03)%	(0.79)%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index +∆	1.22%	(0.24)%
Bloomberg Municipal 1-15 Year Index +∆	1.57%	0.21%
*	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2025.
+
Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg Municipal 1-15 Year Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Municipal 1-15 Year Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

Performance Inception Date	May 18, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg Municipal 1-15 Year Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Municipal 1-15 Year Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/a for more recent performance information.
Net Assets	$ 243,620,096
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 686,377	[64]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	243,620,096	Average Effective Maturity (yrs):	10.0
Total Number of Holdings:	513	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	686,377
Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Industries
Multi-Family Housing Revenue	12.6%
Healthcare Revenue - Long Term Care	10.9%
Airport Revenue	7.6%
Healthcare Revenue - Hospitals	7.3%
Student Loan Revenue	7.3%
Utilities - Other	6.9%
Universities - Colleges	6.0%
Single Family Housing - State	4.5%
Secondary Schools	4.2%
Miscellaneous Revenue - Other	3.7%
Other Industries	29.0%
Composition including fixed income credit quality
AAA	7.5%
AA	23.3%
A	29.7%
BBB	21.1%
BB	7.1%
B	0.4%
CC	0.0%
D	0.0%
Not Rated	8.9%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227169 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® MunicipalIntermediate Fund
Class Name	Class C
Trading Symbol	MIUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$145	1.44%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class C shares of the MFS Municipal Intermediate Fund (fund) provided a total return of 1.67%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 1.57%.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's overweight position in both the housing and industrial revenue sectors contributed to relative performance. From a credit quality perspective, the fund's out-of-benchmark exposure to below investment grade bonds benefited relative results.
    Security selection within the education, housing, and health care sectors also strengthened relative returns, as did selection within A, AA and AAA-rated bonds.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.
    The fund's yield curve positioning also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
C without sales charge	1.67%	(0.42)%
C with CDSC (1% for 12 months)×	0.68%	(0.42)%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index +∆	1.22%	(0.24)%
Bloomberg Municipal 1-15 Year Index +∆	1.57%	0.21%
*	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2025.
+
Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg Municipal 1-15 Year Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Municipal 1-15 Year Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.

Performance Inception Date	May 18, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg Municipal 1-15 Year Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Municipal 1-15 Year Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/c for more recent performance information.
Net Assets	$ 243,620,096
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 686,377	[65]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	243,620,096	Average Effective Maturity (yrs):	10.0
Total Number of Holdings:	513	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	686,377
Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Industries
Multi-Family Housing Revenue	12.6%
Healthcare Revenue - Long Term Care	10.9%
Airport Revenue	7.6%
Healthcare Revenue - Hospitals	7.3%
Student Loan Revenue	7.3%
Utilities - Other	6.9%
Universities - Colleges	6.0%
Single Family Housing - State	4.5%
Secondary Schools	4.2%
Miscellaneous Revenue - Other	3.7%
Other Industries	29.0%
Composition including fixed income credit quality
AAA	7.5%
AA	23.3%
A	29.7%
BBB	21.1%
BB	7.1%
B	0.4%
CC	0.0%
D	0.0%
Not Rated	8.9%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227171 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Intermediate Fund
Class Name	Class I
Trading Symbol	MIUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class I shares of the MFS Municipal Intermediate Fund (fund) provided a total return of 2.68%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 1.57%.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's overweight position in both the housing and industrial revenue sectors contributed to relative performance. From a credit quality perspective, the fund's out-of-benchmark exposure to below investment grade bonds benefited relative results.
    Security selection within the education, housing, and health care sectors also strengthened relative returns, as did selection within A, AA and AAA-rated bonds.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.
    The fund's yield curve positioning also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
I without sales charge	2.68%	0.57%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index +∆	1.22%	(0.24)%
Bloomberg Municipal 1-15 Year Index +∆	1.57%	0.21%
*	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2025.
+
Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg Municipal 1-15 Year Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Municipal 1-15 Year Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

Performance Inception Date	May 18, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg Municipal 1-15 Year Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Municipal 1-15 Year Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/i for more recent performance information.
Net Assets	$ 243,620,096
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 686,377	[66]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	243,620,096	Average Effective Maturity (yrs):	10.0
Total Number of Holdings:	513	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	686,377
Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Industries
Multi-Family Housing Revenue	12.6%
Healthcare Revenue - Long Term Care	10.9%
Airport Revenue	7.6%
Healthcare Revenue - Hospitals	7.3%
Student Loan Revenue	7.3%
Utilities - Other	6.9%
Universities - Colleges	6.0%
Single Family Housing - State	4.5%
Secondary Schools	4.2%
Miscellaneous Revenue - Other	3.7%
Other Industries	29.0%
Composition including fixed income credit quality
AAA	7.5%
AA	23.3%
A	29.7%
BBB	21.1%
BB	7.1%
B	0.4%
CC	0.0%
D	0.0%
Not Rated	8.9%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000227172 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal Intermediate Fund
Class Name	Class R6
Trading Symbol	MIURX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Municipal Intermediate Fund for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended March 31, 2025, Class R6 shares of the MFS Municipal Intermediate Fund (fund) provided a total return of 2.63%, at net asset value. This compares with a return of 1.22% for the fund’s benchmark, the Bloomberg Municipal Bond Index. The fund's other benchmark, the Bloomberg Municipal 1-15 Year Index, generated a return of 1.57%.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense, especially regarding trade. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments while the Trump administration threatened to impose considerable tariffs on its trading partners.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the US.
  Global equity markets reached record levels late in the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment but fell back from those highs as policy uncertainty rose. Healthy earnings growth continued, although advances in artificial intelligence called into question, at least temporarily, the need for extraordinary levels of infrastructure investment to support the technology. In Europe, renewed focus on defense and infrastructure spending brightened the outlook.
  Turning to municipals, both the investment grade and high yield markets produced positive returns for the period, with higher returns generated in lower quality segments. The investment grade index returned 1.22% and the high yield index returned 5.59%. Given US economic resilience, tax-exempt yields generally rose, and the municipal curve moved from inversion to its typical upward slope. The yields (yield-to-worst) on the investment grade and high yield municipal indices ended the period at 3.85% and 5.59%, respectively, well above their five-year averages of 2.64% and 4.89%; a positive for income-oriented investors.
  Top contributors to performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's overweight position in both the housing and industrial revenue sectors contributed to relative performance. From a credit quality perspective, the fund's out-of-benchmark exposure to below investment grade bonds benefited relative results.
    Security selection within the education, housing, and health care sectors also strengthened relative returns, as did selection within A, AA and AAA-rated bonds.
  Top detractors from performance relative to the Bloomberg Municipal 1-15 Year Index:
    The fund's longer duration stance detracted from relative performance as interest rates generally rose over the reporting period.
    The fund's yield curve positioning also weakened relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment*
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
*For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2025.
Average Annual Return [Table Text Block]
Average Annual Total Returns through 3/31/25
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	Life*
R6 without sales charge	2.63%	0.60%
Comparative Benchmark(s)
Bloomberg Municipal Bond Index +∆	1.22%	(0.24)%
Bloomberg Municipal 1-15 Year Index +∆	1.57%	0.21%
*	For the period from the commencement of the class's investment operations, May 18, 2021 through March 31, 2025.
+
Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg Municipal 1-15 Year Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Municipal 1-15 Year Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

Performance Inception Date	May 18, 2021
No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Bloomberg Municipal Bond Index replaced the Bloomberg Municipal 1-15 Year Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Municipal 1-15 Year Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/r6 for more recent performance information.
Net Assets	$ 243,620,096
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 686,377	[67]
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	243,620,096	Average Effective Maturity (yrs):	10.0
Total Number of Holdings:	513	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	686,377
Portfolio Turnover Rate (%):	18
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Fixed Income	98.0%
Money Market Funds	2.0%
Industries
Multi-Family Housing Revenue	12.6%
Healthcare Revenue - Long Term Care	10.9%
Airport Revenue	7.6%
Healthcare Revenue - Hospitals	7.3%
Student Loan Revenue	7.3%
Utilities - Other	6.9%
Universities - Colleges	6.0%
Single Family Housing - State	4.5%
Secondary Schools	4.2%
Miscellaneous Revenue - Other	3.7%
Other Industries	29.0%
Composition including fixed income credit quality
AAA	7.5%
AA	23.3%
A	29.7%
BBB	21.1%
BB	7.1%
B	0.4%
CC	0.0%
D	0.0%
Not Rated	8.9%
Money Market Funds	2.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Includes the effect of any management fee waivers, if applicable.
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[55]	Includes the effect of any management fee waivers, if applicable.
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